Commitments and Contingencies (Details) - Schedule of Lease Assets and Lease Liabilities - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Right of use asset – long term	$ 1,942	$ 2,693
Total right of use asset	1,942	2,693
Liabilities
Operating lease liabilities – short term	1,488	1,488
Operating lease liabilities – long term	348	1,084
Total lease liability	$ 1,836	$ 2,572